CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Net sales		$ 1,240,155		$ 1,269,383		$ 5,037,327		$ 5,369,022		$ 5,363,046
Cost of goods sold		1,118,979		1,100,000		4,331,273		4,609,161		4,526,551
Gross profit		121,176		185,668		706,054		759,861		836,495
Operating expenses:
Warehousing, marketing and administrative expenses		165,544				664,280		629,825		675,913
Defined benefit plan settlement loss								12,510
Restructuring charges		14,061
Impairments of goodwill and intangible assets						285,166				129,338
Impairment of goodwill				198,828		285,166
Loss on disposition of business										1,461
Operating (loss) income		(58,429)				(243,392)		117,526		29,783
Interest expense						26,696		24,143		20,580
Interest and other expense, net		8,222
Interest income						(1,078)		(1,272)		(996)
(Loss) income before income taxes		(66,651)		(192,921)		(269,010)		94,655		10,199
Income tax (benefit) expense		(15,211)		(4,328)		(2,029)		30,803		54,541
Net (loss) income		$ (51,440)		$ (188,593)		$ (266,981)	[1]	$ 63,852	[1]	$ (44,342)	[1]
Net (loss) income per share - basic		$ (1.40)		$ (5.15)		$ (7.27)		$ 1.75		$ (1.18)
Average number of common shares outstanding - basic		36,865		36,644		36,729		36,580		37,457
Net (loss) income per share - diluted		$ (1.40)	[2]	$ (5.15)	[2]	$ (7.27)	[3]	$ 1.73	[3]	$ (1.18)	[3]
Average number of common shares outstanding - diluted		36,865		36,644		36,729		36,918		37,457
Dividends declared per share		$ 0.14				$ 0.56		$ 0.56		$ 0.56
Revised [Member]
Net sales	[4]			$ 1,269,383
Cost of goods sold	[4]			1,083,715
Gross profit	[4]			185,668
Operating expenses:
Warehousing, marketing and administrative expenses	[4]			172,298
Impairment of goodwill	[4]			198,828
Operating (loss) income	[4]			(185,458)
Interest and other expense, net	[4]			7,463
(Loss) income before income taxes	[4]			(192,921)
Income tax (benefit) expense	[4]			(4,328)
Net (loss) income	[4]			$ (188,593)
Net (loss) income per share - basic	[4]			$ (5.15)
Average number of common shares outstanding - basic	[4]			36,644
Net (loss) income per share - diluted	[4]			$ (5.15)
Average number of common shares outstanding - diluted	[4]			36,644
Dividends declared per share	[4]			$ 0.14

[1]	Revised in 2015 for the impact of the changes in accounting principle related to inventory accounting.
[2]	As a result of the net loss in the three months ended March 31, 2018 and 2017, the effect of potentially dilutive securities would have been anti-dilutive and have been omitted from the calculation of diluted earnings per share.
[3]	As a result of the net loss in the years ended December 31, 2017 and 2015, the effect of potentially dilutive securities would have been anti-dilutive and have been omitted from the calculation of diluted earnings per share, consistent with GAAP.
[4]	Revised in the first quarter of 2018 for the impact of the adoption of a new pension accounting pronouncement (see Note 9 - "Pension and Post-Retirement Benefit Plans") for further detail.